UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Large Cap Core Fund

January 31, 2013

	Number of
	Shares	Value
Common Stock – 96.30%
Basic Materials – 5.10%
Allegheny Technologies	860	$27,219
Celanese Series A	520	24,378
Eastman Chemical	340	24,191
International Paper	840	34,792
		110,580
Business Services – 0.90%
Towers Watson Class A	320	19,546
		19,546
Capital Goods – 8.16%
Deere	360	33,862
Fluor	310	20,097
Honeywell International	840	57,322
United Technologies	750	65,677
		176,958
Communication Services – 2.95%
AT&T	1,220	42,444
Vodafone Group ADR	790	21,583
		64,027
Consumer Discretionary – 5.43%
DSW Class A	180	12,048
Macy's	1,020	40,300
Nordstrom	550	30,377
Target	580	35,038
		117,763
Consumer Services – 1.19%
McDonald's	270	25,728
		25,728
Consumer Staples – 9.70%
CVS Caremark	760	38,912
General Mills	590	24,745
†Jarden	390	22,948
Kimberly-Clark	260	23,273
Procter & Gamble	740	55,617
Starbucks	800	44,896
		210,391
Credit Cyclicals – 1.63%
Ford Motor	2,740	35,483
		35,483
Energy – 11.69%
Chevron	490	56,424
EOG Resources	240	29,995
Hess	330	22,163
Marathon Oil	870	29,241
Occidental Petroleum	650	57,375
Schlumberger	750	58,537
		253,735
Financials – 10.25%
AFLAC	420	22,285
BlackRock	150	35,442
Capital One Financial	520	29,286
†IntercontinentalExchange	160	22,200
JPMorgan Chase	860	40,463
Prudential Financial	570	32,992
Wells Fargo	1,140	39,706
		222,374
Healthcare – 14.29%
†Celgene	470	46,511
†Express Scripts Holding	650	34,723
†Gilead Sciences	880	34,716
Merck	1,200	51,900

Pfizer	2,694	73,493
Thermo Fisher Scientific	400	28,856
UnitedHealth Group	720	39,751
		309,950
Media – 3.75%
Comcast Special Class A	1,590	58,401
Viacom Class B	380	22,933
		81,334
Technology – 19.81%
Accenture Class A	430	30,913
Apple	240	109,274
Avago Technologies	430	15,381
†Citrix Systems	240	17,558
†Cognizant Technology Solutions Class A	390	30,490
†EMC	1,360	33,470
†Fortinet	1,280	30,195
†Google Class A	30	22,671
Intel	740	15,570
Microsoft	1,720	47,248
QUALCOMM	780	51,503
Texas Instruments	770	25,472
		429,745
Transportation – 1.45%
Union Pacific	240	31,550
		31,550
Total Common Stock (cost $1,580,605)		2,089,164

	Principal
	Amount
Short-Term Investments – 3.72%
≠Discount Notes – 1.32%
Federal Home Loan Bank
0.12% 4/2/13	$6,738	6,737
0.125% 3/6/13	10,886	10,885
0.13% 2/6/13	9,021	9,021
0.135% 2/15/13	1,985	1,985
		28,628
Repurchase Agreements – 1.43%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $11,154
(collateralized by U.S. government obligations 1.25%-2.125%
4/15/14-12/31/15; market value $11,377)	11,154	11,154

BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $19,846
(collateralized by U.S. government obligations 0.25%-4.25%
12/15/13-8/15/21; market value $20,243)	19,846	19,846
		31,000
≠U.S. Treasury Obligations – 0.97%
U.S. Treasury Bill
0.04% 3/21/13	12,171	12,170
0.04% 3/28/13	8,991	8,991
		21,161
Total Short-Term Investments (cost $80,787)		80,789

Total Value of Securities – 100.02%
(cost $1,661,392)		2,169,953
Liabilities Net of Receivables and Other Assets – (0.02%)		(481)
Net Assets Applicable to 223,280 Shares Outstanding – 100.00%		$2,169,472

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds III – Delaware Large Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on all open federal income tax years (April 30, 2009–April 30, 2012), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,668,745
Aggregate unrealized appreciation	$514,899
Aggregate unrealized depreciation	(13,691)
Net unrealized appreciation	$501,208

For federal income tax purposes, at April 30, 2012, capital loss carryforwards of $313,667 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $12,264 expires in 2017 and $301,403 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)
Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Total
Common Stock	$2,089,164	$-	$2,089,164
Short-Term Investments	-	80,789	80,789
Total	$2,089,164	$80,789	$2,169,953

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. During the period ended January 31, 2013, the Fund had no securities out on loan.

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investment in illiquid securities. As of January 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Select Growth Fund

January 31, 2013

	Number of
	Shares	Value
²Common Stock – 92.92%
Consumer Discretionary – 16.85%
†DineEquity	496,475	$36,371,758
Inditex	24,225	3,395,027
InterContinental Hotels Group	87,025	2,561,682
Interval Leisure Group	90,500	1,791,900
*†K12	1,360,950	25,123,136
†Liberty Interactive Class A	633,075	13,459,175
LVMH Moet Hennessy Louis Vuitton	17,625	3,323,340
NIKE Class B	76,400	4,129,420
Pearson	802,819	15,202,855
†priceline.com	27,380	18,768,169
†Sally Beauty Holdings	992,964	26,353,264
Staples	182,375	2,458,415
Weight Watchers International	42,450	2,269,802
		155,207,943
Consumer Staples – 0.75%
*Danone	27,707	1,920,436
Walgreen	125,825	5,027,967
		6,948,403
Energy – 6.97%
Core Laboratories	77,920	9,945,709
EOG Resources	197,175	24,642,932
Kinder Morgan	679,397	25,450,211
Williams	120,000	4,206,000
		64,244,852
Financials – 14.42%
†Affiliated Managers Group	58,625	8,437,896
BM&FBovespa	668,700	4,682,378
†CBRE Group Class A	276,750	5,972,265
CME Group	155,375	8,986,890
Heartland Payment Systems	231,000	7,336,560
†IntercontinentalExchange	81,500	11,308,125
MasterCard Class A	66,335	34,388,063
†MSCI	498,775	16,828,669
Progressive	923,075	20,759,957
Visa Class A	89,850	14,188,214
		132,889,017
Healthcare – 10.08%
*†ABIOMED	753,675	10,513,766
Allergan	195,275	20,505,828
*†athenahealth	88,750	7,674,213
†Celgene	214,100	21,187,335
Covidien	73,700	4,594,458
†Express Scripts Holding	24,525	1,310,126
Novo Nordisk ADR	85,875	15,831,056
Perrigo	111,833	11,240,335
		92,857,117
Materials & Processing – 1.13%
†Givaudan	3,915	4,353,346
Newmont Mining	80,200	3,445,392
Syngenta ADR	29,975	2,580,548
		10,379,286
Producer Durables – 6.60%
Caterpillar	99,650	9,804,564
*Edenred	319,984	10,259,448
Expeditors International of Washington	168,491	7,228,264
Graco	138,250	7,907,900
Intertek Group	93,850	4,627,625
Kone Class B	164,906	13,604,497
*Outotec	94,147	5,923,366
†Waters	15,900	1,455,963
		60,811,627

Technology – 35.26%
†Adobe Systems	730,875	27,649,001
Apple	118,560	53,981,553
ARM Holdings ADR	40,000	1,642,400
†BMC Software	858,475	35,669,636
Cielo	84,150	2,380,615
†Crown Castle International	321,800	22,693,336
FLIR Systems	46,200	1,098,174
†Google Class A	22,060	16,670,521
Intuit	165,100	10,298,938
†NeuStar Class A	664,525	29,996,659
†Polycom	1,246,025	13,743,656
QUALCOMM	431,150	28,468,835
†Teradata	169,000	11,265,540
†VeriFone Systems	1,377,004	47,809,578
†VeriSign	208,450	9,048,815
*†Yelp	582,275	12,367,522
		324,784,779
Utilities – 0.86%
*j2 Global	249,725	7,946,250
		7,946,250
Total Common Stock (cost $648,432,200)		856,069,274

Warrant – 1.26%
Kinder Morgan CW17 strike price $40.00, expiration date 5/25/17	2,595,616	11,576,447
Total Warrant (cost $5,916,746)		11,576,447

	Principal
	Amount
Short-Term Investments – 6.09%
≠Discount Notes – 0.41%
Federal Home Loan Bank
0.12% 4/2/13	$1,141,089	1,141,032
0.125% 3/6/13	949,581	949,572
0.13% 2/6/13	1,429,963	1,429,961
0.135% 2/15/13	314,592	314,591
		3,835,156
Repurchase Agreements – 5.15%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $17,058,739
(collateralized by U.S. government obligations 1.25%-2.125%
4/15/14-12/31/15; market value $17,399,856)	17,058,682	17,058,682

BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $30,351,420
(collateralized by U.S. government obligations 0.25%-4.25%
12/15/13-8/15/21; market value $30,958,345)	30,351,319	30,351,319
		47,410,001
≠U.S. Treasury Obligations – 0.53%
U.S. Treasury Bills
0.04% 3/21/13	2,755,562	2,755,424
0.04% 3/28/13	2,094,056	2,093,920
		4,849,344
Total Short-Term Investments (cost $56,094,188)		56,094,501

Total Value of Securities Before Securities Lending Collateral – 100.27%
(cost $710,443,134)		923,740,222

	Number of
	Shares
**Securities Lending Collateral – 0.14%
Investment Companies
Delaware Investments Collateral Fund No.1	1,307,711	1,307,711
†@Mellon GSL Reinvestment Trust II	1,489,816	0
Total Securities Lending Collateral (cost $2,797,527)		1,307,711

Total Value of Securities – 100.41%
(cost $713,240,661)		925,047,933	©

**Obligation to Return Securities Lending Collateral – (0.30%)	(2,797,527)
Other Liabilities Net of Receivables and Other Assets – (0.11%)	(1,008,561)
Net Assets Applicable to 21,904,509 Shares Outstanding – 100.00%	$921,241,845

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes” for additional information on securities lending collateral.
©Includes $2,683,004 of securities loaned.

The following foreign currency exchange contract was outstanding at January 31, 2013:1

Foreign Currency Exchange Contract

						Unrealized
	Contract to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	EUR	(2,519,883)	USD	3,410,410	2/4/13	$(11,665)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
EUR – European Monetary Unit
MNB – Mellon National Bank
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds III – Delaware Select Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (April 30, 2009–April 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception date of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$714,528,203
Aggregate unrealized appreciation	$227,020,952
Aggregate unrealized depreciation	(16,501,222)
Net unrealized appreciation	$210,519,730

For federal income tax purposes, at April 30, 2012, capital loss carryforwards of $80,274,333 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $39,896,996 expires in 2016, $32,537,385 expires in 2017 and $7,839,952 expires in 2018. The amount of this loss which can be utilized in subsequent years may be subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Delaware Growth Equity Fund on October 22, 2010.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$856,069,274	$-	$-	$856,069,274
Warrant	11,576,447	-	-	11,576,447
Short-Term Investments	-	56,094,501	-	56,094,501
Securities Lending Collateral	-	1,307,711	-	1,307,711
Total	$867,645,721	$57,402,212	$-	$925,047,933

Foreign Currency Exchange Contract	$-	$(11,665)	$-	$(11,665)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At January 31, 2013, the value of the securities on loan was $2,683,004, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2013, the value of invested collateral was $1,307,711. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: